Cover	Jan. 25, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report on Form 8-K of Orchestra BioMed Holdings, Inc., a Delaware corporation (the “Company”), filed on January 31, 2023 (the “Original Report”), in which the Company reported, among other events, the completion of the Business Combination (as defined in the Original Report) with Health Sciences Acquisitions Corporation 2. This Amendment No. 1 is being filed to include (A) the audited consolidated financial statements of Orchestra BioMed, Inc., a Delaware corporation (“Orchestra”), at December 31, 2022 and 2021 and for the years then ended and the related notes, (B) the Management’s Discussion and Analysis of Financial Condition and Results of Operations of Orchestra as of December 31, 2022 and for the years ended December 31, 2022 and 2021 and (C) the unaudited pro forma condensed combined financial information as of and for the year ended December 31, 2022. This Amendment No. 1 does not amend any other item of the Original Report (except as otherwise expressly stated herein) or purport to provide an update or a discussion of any developments at the Company or its subsidiaries subsequent to the filing date of the Original Report, except as otherwise expressly stated herein. The information previously reported in or filed with the Original Report is hereby incorporated by reference to this Amendment No. 1. Terms used but not defined herein shall have the meanings ascribed thereto in the Original Report. The information provided herein relates to Orchestra prior to the consummation of the Business Combination unless otherwise specifically indicated (e.g., with respect to subsequent events disclosures, forward-looking statements, or potential future risk factors) or the context otherwise requires.
Document Period End Date	Jan. 25, 2023
Entity File Number	001-39421
Entity Registrant Name	ORCHESTRA BIOMED HOLDINGS, INC.
Entity Central Index Key	0001814114
Entity Tax Identification Number	92-2038755
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	150 Union Square Drive
Entity Address, City or Town	New Hope
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18938
City Area Code	215
Local Phone Number	862-5797
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	OBIO
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false